Supplemental Balance Sheet Data-Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unrealized losses on derivatives	$ 48.4	$ 0.2
Financial advances	0.0	43.0
Product exchanges	0.0	0.3
Other liabilities, current	$ 48.4	$ 43.5